Accounts Payable - Schedule of Outstanding Accounts Payable and Subsequent Settlement by Aging Bucket (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Outstanding Accounts Payable and Subsequent Settlement by Aging Bucket [Line Items]
Accounts payable	$ 4,278,634	$ 5,263,945
Accounts payable, subsequent settlement	$ 3,956,497	$ 5,263,945
Accounts payable, % of collection	92.50%	100.00%
Accounts payable aged less than 6 months [Member]
Schedule of Outstanding Accounts Payable and Subsequent Settlement by Aging Bucket [Line Items]
Accounts payable	$ 4,278,634	$ 5,263,945
Accounts payable, subsequent settlement	$ 3,956,497	$ 5,263,945
Accounts payable, % of collection	92.50%	100.00%